Summary of Liabilities for Variable Contract Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ (2,505)	$ 71,243
Incurred guaranteed benefits	117,193	(73,382)
Paid guaranteed benefits	(125)	(366)
Ending balance	114,563	(2,505)
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	1,114	820
Incurred guaranteed benefits	669	531
Paid guaranteed benefits	(125)	(237)
Ending balance	1,658	1,114
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	2,967	3,758
Incurred guaranteed benefits	191	(791)
Ending balance	3,158	2,967
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	2,498	14,527
Incurred guaranteed benefits	14,372	(11,900)
Paid guaranteed benefits		(129)
Ending balance	16,870	2,498
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	(9,084)	52,138
Incurred guaranteed benefits	101,961	(61,222)
Ending balance	$ 92,877	$ (9,084)